CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss)	$ (262)	$ 1,018	$ 1,446
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	(265)	1,020	1,448
Non-controlling interests	3	(2)	(2)
Net income (loss)	(262)	1,018	1,446
Items that may be reclassified subsequently to income or loss:
Foreign exchange fluctuation reserve	(8)	14	(23)
Effective portion of changes in the fair value of cash flow hedges	(45)	(27)	187
Fair value gain (loss) on investments measured at fair value through other comprehensive income	3	9	(9)
Income tax effect	(2)	(19)	(18)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(52)	(23)	137
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	(50)	(25)	146
Non-controlling interests	(2)	2	(9)
Total other comprehensive income (loss)	(52)	(23)	137
Total comprehensive income (loss)
Shareholders of GLOBALFOUNDRIES Inc.	(315)	995	1,594
Non-controlling interests	1	0	(11)
Total comprehensive income (loss)	$ (314)	$ 995	$ 1,583